Depreciation, Amortization, and Impairment - Schedule of Assumptions Used in Calculating the Recoverable Amount (Detail)	6 Months Ended
Jun. 30, 2020
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.20%
Projected inflation rate	3.00%
Discount rate	10.40%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	6.50%
Projected inflation rate	3.00%
Discount rate	12.31%
Bottom of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	5.67%
Solvency index limit	10.81%
Bottom of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	6.25%
Solvency index limit	10.00%
Top of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	7.41%
Solvency index limit	12.12%
Top of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	8.82%
Solvency index limit	11.70%